Matthews India Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.9%
	Shares	Value
Financials: 31.4%
Banks: 20.1%
ICICI Bank, Ltd.	3,187,949	$42,028,843
HDFC Bank, Ltd.	2,397,193	41,801,346
IndusInd Bank, Ltd.	1,333,310	24,926,939
Axis Bank, Ltd.	1,598,009	20,140,343
Federal Bank, Ltd.	9,453,798	17,070,359
Kotak Mahindra Bank, Ltd.	628,677	13,506,512
State Bank of India	793,853	7,189,550
		166,663,892
Consumer Finance: 8.7%
Shriram Finance, Ltd.	1,412,919	40,082,207
Bajaj Finance, Ltd.	196,111	17,124,181
Cholamandalam Investment and Finance Co., Ltd.	822,079	11,447,612
Mahindra & Mahindra Financial Services, Ltd.	1,195,646	4,011,828
		72,665,828
Financial Services: 1.5%
LIC Housing Finance, Ltd.	1,127,867	8,292,686
Jio Financial Services, Ltd.[b]	1,014,986	4,315,104
		12,607,790
Insurance: 1.1%
PB Fintech, Ltd.[b]	685,888	9,276,511
Total Financials		261,214,021

Consumer Discretionary: 14.9%
Automobiles: 7.0%
Bajaj Auto, Ltd.	141,507	15,568,425
Maruti Suzuki India, Ltd.	98,987	14,984,798
Tata Motors, Ltd.	1,169,785	13,965,370
TVS Motor Co., Ltd.	529,884	13,714,628
		58,233,221
Hotels, Restaurants & Leisure: 3.7%
Zomato, Ltd.[b]	8,425,458	18,467,958
Restaurant Brands Asia, Ltd.[b]	5,209,995	6,345,006
SAMHI Hotels, Ltd.[b]	1,458,341	3,716,371
Lemon Tree Hotels, Ltd.[b,c,d]	1,237,644	1,943,363
		30,472,698
Textiles, Apparel & Luxury Goods: 1.9%
Titan Co., Ltd.	353,934	16,179,067
Specialty Retail: 1.2%
Trent, Ltd.	120,879	5,737,615
Shankara Building Products, Ltd.	526,432	4,049,178
		9,786,793
Automobile Components: 1.1%
Sona Blw Precision Forgings, Ltd.[c,d]	840,594	7,131,308
Divgi Torqtransfer Systems, Ltd.	261,674	2,427,763
		9,559,071
Total Consumer Discretionary		124,230,850

	Shares	Value

Industrials: 11.3%
Machinery: 4.2%
Thermax, Ltd.	346,244	$17,454,769
Cummins India, Ltd.	473,290	17,086,036
		34,540,805
Electrical Equipment: 2.1%
Bharat Heavy Electricals, Ltd.	5,172,705	15,386,601
Schneider Electric Infrastructure, Ltd.[b]	270,931	2,410,988
		17,797,589
Construction & Engineering: 2.0%
Voltas, Ltd.	741,460	9,834,169
Sterling and Wilson Renewable Energy, Ltd.[b,d]	1,030,825	6,495,706
		16,329,875
Air Freight & Logistics: 1.5%
Delhivery, Ltd.[b]	2,325,874	12,492,058
Transportation Infrastructure: 0.9%
Gujarat Pipavav Port, Ltd.	2,864,965	7,329,941
Professional Services: 0.6%
Latent View Analytics, Ltd.[b]	877,039	5,363,922
Total Industrials		93,854,190

Information Technology: 10.6%
IT Services: 9.6%
Infosys, Ltd.	2,131,346	38,381,583
Tata Consultancy Services, Ltd.	519,379	24,240,432
HCL Technologies, Ltd.	438,622	8,155,100
Persistent Systems, Ltd.	102,864	4,934,354
Coforge, Ltd.	67,853	4,494,100
		80,205,569
Software: 0.5%
Newgen Software Technologies, Ltd.	441,514	4,223,172
Electronic Equipment, Instruments & Components: 0.5%
Kaynes Technology India, Ltd.[b]	113,431	3,930,317
Total Information Technology		88,359,058

Health Care: 9.2%
Pharmaceuticals: 6.4%
Neuland Laboratories, Ltd.	268,065	20,320,100
Sun Pharmaceutical Industries, Ltd.	574,905	11,192,115
Lupin, Ltd.	560,910	10,888,029
Dr. Reddy’s Laboratories, Ltd.	144,300	10,664,352
		53,064,596
Health Care Equipment & Supplies: 1.8%
Poly Medicure, Ltd.	773,567	14,775,060
Health Care Providers & Services: 0.5%
Metropolis Healthcare, Ltd.[c,d]	210,152	4,352,902
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	61,256	2,535,362
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Matthews India Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Syngene International, Ltd.[c,d]	195,805	$1,652,550
		4,187,912
Total Health Care		76,380,470

Consumer Staples: 7.5%
Food Products: 3.1%
Nestle India, Ltd.	411,081	12,940,151
Tata Consumer Products, Ltd.	700,120	9,219,143
Britannia Industries, Ltd.	68,273	4,020,916
		26,180,210
Personal Care Products: 2.9%
Godrej Consumer Products, Ltd.	948,234	14,277,134
Honasa Consumer, Ltd.[b]	2,007,369	9,701,794
		23,978,928
Beverages: 1.5%
Varun Beverages, Ltd.	727,715	12,230,367
Total Consumer Staples		62,389,505

Energy: 6.8%
Oil, Gas & Consumable Fuels: 6.8%
Reliance Industries, Ltd.	1,587,947	56,782,109
Total Energy		56,782,109

Materials: 2.7%
Chemicals: 1.0%
PI Industries, Ltd.	170,468	7,919,974
Metals & Mining: 0.9%
APL Apollo Tubes, Ltd.	425,066	7,648,683
Construction Materials: 0.8%
UltraTech Cement, Ltd.	55,557	6,505,891
Total Materials		22,074,548

Communication Services: 1.3%
Wireless Telecommunication Services: 1.3%
Bharti Airtel, Ltd.	713,128	10,522,024
Total Communication Services		10,522,024

Real Estate: 1.2%
Real Estate Management & Development: 1.2%
DLF, Ltd.	521,629	5,628,101
Sunteck Realty, Ltd.	988,278	4,631,977
Total Real Estate		10,260,078

	Shares	Value

Utilities: 1.0%
Independent Power and Renewable Electricity Producers: 1.0%
NTPC, Ltd.	1,981,076	$8,006,082
Total Utilities		8,006,082

TOTAL COMMON EQUITIES		814,072,935
(Cost $631,158,428)
NON-CONVERTIBLE CORPORATE BONDS: 0.0%
	Face Amount*
Consumer Staples: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd., Series N3
5.500%, 06/03/24	INR 1,996,476	23,784
Total Consumer Staples		23,784

TOTAL NON-CONVERTIBLE CORPORATE BONDS		23,784
(Cost $27,434)

Total Investments: 97.9%		814,096,719
(Cost $631,185,862)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		17,073,113
Net Assets: 100.0%		$831,169,832

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $15,080,123, which is 1.81% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
*	All Values in USD unless otherwise specified.
INR	Indian Rupee
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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